FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                          		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Velocity Capital Management LLC
Address: 	261 Hamilton Avenue
                Suite 212
                Palo Alto, CA 94301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	        Fred W. Kittler
Title:    	Co-President
Phone:    	650-321-0880
Signature, Place, and Date of Signing:

  F.W. Kittler           Palo Alto, California        August 3, 2001



Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $137,830



List of Other Included Managers:
NONE


                  FORM 13F INFORMATION TABLE


                                                                                                              VOTING AUTHORITY
                                  TITLE               VALUE     SHARES/    SH/  PUT/ INVSTMT   OTHER        ------------------
NAME OF ISSUER                   OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED    NONE
--------------                   --------   -----    --------   -------    ---  ---- -------  --------    ----     ------    ----
Actuate, Inc.                     Common   00508B102   7,640    800,000     SH         Sole              800,000     0        0
Advanced Fibre Communications Inc Common   00754A105  21,000  1,000,000     SH         Sole            1,000,000     0        0
Centillium Communications         Common   152319109  10,390    420,000     SH         Sole              420,000     0        0
Certicom Corp.                    Common   156915100   3,291  1,210,000     SH         Sole            1,210,000     0        0
Exar Corporation                  Common   300645108  14,820    750,000     SH         Sole              750,000     0        0
Hifn Inc.                         Common   428358105   7,565    500,000     SH         Sole              500,000     0        0
Borland Software Corporation      Common   45766C102  17,160  1,100,000     SH         Sole            1,100,000     0        0
ITXC Corporation                  Common   45069F109   7,802  1,114,645     SH         Sole            1,114,645     0        0
LSI Logic Corporation             Common   502161102  16,802    893,700     SH         Sole              893,700     0        0
Polycom Inc.                      Common   73172K104  13,115    568,000     SH         Sole              568,000     0        0
Pumatech, Inc                     Common   745887109   1,947    649,086     SH         Sole              649,086     0        0
Silicon Image, Inc.               Common   82705T102  15,850  3,170,000     SH         Sole            3,170,000     0        0
Vicinity Corporation              Common   925653107     447    259,971     SH         Sole              259,971     0        0
